SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.1%
	United States Treasury Notes,
	1.125% due 4/30/2020	$4,000,000	$ 3,993,300
	1.375% due 10/31/2020	1,480,000	1,476,590
	1.50% due 10/31/2024	4,600,000	4,561,345
	1.625% due 6/30/2020 - 8/15/2029	8,850,000	8,728,887
	1.75% due 11/15/2029	1,600,000	1,577,108
	2.625% due 8/15/2020	4,000,000	4,023,674
	United States Treasury Notes Inflationary Index,
	0.125% due 7/15/2022 - 1/15/2023	8,382,025	8,404,494
	0.25% due 7/15/2029	1,267,547	1,279,181
	Total U.S. Treasury Securities (Cost $33,952,809)		34,044,579
	U.S. Government Agencies — 16.3%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	666,529	663,761
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	2,005,434	2,029,457
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	663,317	660,577
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	1,567,500	1,560,693
[a,b]	2.351% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,925,000	1,930,692
[a]	2.46% due 12/15/2025	1,500,000	1,483,007
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	1,737,895	1,734,011
[a]	2.06% due 1/15/2026	2,275,000	2,283,134
[a]	2.512% due 1/15/2026	3,428,750	3,474,206
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35% due 4/1/2021	96,696	96,670
	Series 2001-20F Class 1, 6.44% due 6/1/2021	89,804	91,403
	Series 2002-20A Class 1, 6.14% due 1/1/2022	82,222	84,516
	Series 2002-20K Class 1, 5.08% due 11/1/2022	81,204	83,697
	Series 2005-20H Class 1, 5.11% due 8/1/2025	104,615	108,959
	Series 2007-20D Class 1, 5.32% due 4/1/2027	256,970	270,811
	Series 2007-20F Class 1, 5.71% due 6/1/2027	135,477	146,374
	Series 2007-20I Class 1, 5.56% due 9/1/2027	517,683	535,745
	Series 2007-20K Class 1, 5.51% due 11/1/2027	290,979	310,784
	Series 2008-20G Class 1, 5.87% due 7/1/2028	952,870	1,031,608
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,339,315	1,402,857
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,530,434	1,551,205
	Series 2014-20H Class 1, 2.88% due 8/1/2034	1,037,183	1,062,116
	Series 2015-20B Class 1, 2.46% due 2/1/2035	871,585	869,752
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,826,179	1,854,390
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,840,019	1,860,737
	Series 2017-20I Class 1, 2.59% due 9/1/2037	3,447,774	3,439,604
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,409,835	1,425,141
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	2,291,667	2,308,409
	Union 13 Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.87% due 6/28/2024	1,210,120	1,208,860
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.377% (LIBOR 3 Month + 0.43%) due 6/26/2024	3,764,065	3,766,819
	Total U.S. Government Agencies (Cost $39,097,243)		39,329,995
	Mortgage Backed — 61.4%
	Federal Home Loan Mtg Corp., CMO,
	Series K035 Class A1, 2.615% due 3/25/2023	1,513,246	1,523,690
	Series K037 Class A1, 2.592% due 4/25/2023	942,453	949,939
	Series K038 Class A1, 2.604% due 10/25/2023	2,370,739	2,388,120
	Series K042 Class A1, 2.267% due 6/25/2024	2,592,749	2,599,843
[c]	Series KP02 Class A2, 2.355% due 4/25/2021	55,572	55,537
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,533,058
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	44,342	46,493
	Series 3291 Class BY, 4.50% due 3/15/2022	65,874	66,565
	Series 3640 Class EL, 4.00% due 3/15/2020	9,674	9,684
	Series 3704 Class DC, 4.00% due 11/15/2036	266,365	272,433
	Series 3867 Class VA, 4.50% due 3/15/2024	1,123,817	1,167,556

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series 3922 Class PQ, 2.00% due 4/15/2041	$ 520,487	$ 516,543
	Series 4050 Class MV, 3.50% due 8/15/2023	1,294,372	1,315,406
	Series 4072 Class VA, 3.50% due 10/15/2023	1,155,163	1,174,338
	Series 4097 Class TE, 1.75% due 5/15/2039	883,354	875,104
[b]	Series 4105 Class FG, 2.14% (LIBOR 1 Month + 0.40%) due 9/15/2042	1,314,252	1,310,588
	Series 4120 Class TC, 1.50% due 10/15/2027	1,310,437	1,277,347
	Series 4120 Class UE, 2.00% due 10/15/2027	1,335,026	1,322,156
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K716 Class A1, 2.413% due 1/25/2021	84,150	84,044
[b]	Series KF15 Class A, 2.367% (LIBOR 1 Month + 0.67%) due 2/25/2023	520,807	520,551
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	800,412	835,751
	Pool G13804, 5.00% due 3/1/2025	182,363	191,316
	Pool G15227, 3.50% due 12/1/2029	1,899,363	1,983,321
	Pool G16710, 3.00% due 11/1/2030	2,599,573	2,673,577
	Pool G18435, 2.50% due 5/1/2027	1,349,699	1,366,329
	Pool J11371, 4.50% due 12/1/2024	187,014	194,820
	Pool J13583, 3.50% due 11/1/2025	355,965	369,142
	Pool J14888, 3.50% due 4/1/2026	401,020	415,864
	Pool SB8010, 2.50% due 10/1/2034	2,434,158	2,455,981
	Pool SB8030, 2.00% due 12/1/2034	2,233,686	2,204,368
	Pool T61943, 3.50% due 8/1/2045	597,111	616,955
	Pool T65457, 3.00% due 1/1/2048	2,792,269	2,823,703
	Pool ZT1958, 3.00% due 5/1/2034	2,786,052	2,880,358
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[d]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,944,457	1,991,552
[d]	Series 2017-4 Class HT, 3.25% due 6/25/2057	1,086,046	1,088,050
[d]	Series 2018-1 Class HA, 2.75% due 5/25/2057	2,425,132	2,465,858
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,463,041	1,488,108
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,700,227	1,729,868
	Series 2018-3 Class MA, 3.50% due 8/25/2057	529,991	548,235
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,791,889	1,820,843
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,697,630	2,776,204
	Series 2019-2 Class MA, 3.50% due 8/25/2058	3,706,547	3,824,060
	Series 2019-3 Class MA, 3.50% due 10/25/2058	1,883,550	1,943,913
	Series 2019-4 Class MA, 3.00% due 2/25/2059	2,254,233	2,287,537
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	1,205,766	1,248,129
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,322,629	1,353,799
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	1,023,052	1,050,334
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	2,104,740	2,104,304
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	525,744	523,341
[e]	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	1,100,444	1,100,205
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	416,309	419,348
	Federal National Mtg Assoc.,
	1.875% due 12/28/2020	2,000,000	2,004,825
	Pool 252648, 6.50% due 5/1/2022	7,656	7,963
	Pool 342947, 7.25% due 4/1/2024	4,371	4,510
[b]	Pool 895572, 4.695% (LIBOR 12 Month + 1.82%) due 6/1/2036	131,926	138,939
	Pool AA2870, 4.00% due 3/1/2024	194,844	203,025
	Pool AB7997, 2.50% due 2/1/2023	256,959	259,263
	Pool AB8442, 2.00% due 2/1/2028	2,879,104	2,871,007
	Pool AB8447, 2.50% due 2/1/2028	1,209,453	1,223,698
	Pool AD8191, 4.00% due 9/1/2025	366,343	381,953
	Pool AE0704, 4.00% due 1/1/2026	1,377,310	1,435,999
	Pool AH3487, 3.50% due 2/1/2026	1,667,698	1,728,533
	Pool AJ1752, 3.50% due 9/1/2026	1,155,312	1,197,456
	Pool AK6518, 3.00% due 3/1/2027	824,433	845,641
	Pool AK6768, 3.00% due 3/1/2027	1,237,147	1,268,585
	Pool AL9821, 2.50% due 1/1/2032	4,084,385	4,140,147
	Pool AS4916, 3.00% due 5/1/2030	2,529,766	2,600,377
	Pool AS9749, 4.00% due 6/1/2047	1,782,228	1,872,688
	Pool AU2669, 2.50% due 10/1/2028	1,232,324	1,246,838
	Pool BF0130, 3.50% due 8/1/2056	603,111	635,400
	Pool BF0144, 3.50% due 10/1/2056	819,032	864,159

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Pool BM4864, 3.50% due 5/1/2033	$2,016,444	$ 2,104,493
	Pool BM5490, 3.50% due 11/1/2031	2,492,419	2,591,906
	Pool CA0200, 3.00% due 8/1/2032	2,089,946	2,160,036
	Pool CA4102, 3.50% due 8/1/2029	1,656,608	1,729,981
	Pool FM1523, 2.50% due 8/1/2029	2,849,898	2,886,135
	Pool MA0380, 4.00% due 4/1/2020	5,415	5,418
	Pool MA1582, 3.50% due 9/1/2043	3,262,696	3,431,251
	Pool MA1585, 2.00% due 9/1/2023	778,494	778,976
	Pool MA2322, 2.50% due 7/1/2025	780,292	788,750
	Pool MA2353, 3.00% due 8/1/2035	1,858,507	1,913,133
	Pool MA2480, 4.00% due 12/1/2035	1,724,248	1,828,469
	Pool MA2499, 2.50% due 1/1/2026	1,376,671	1,392,024
	Pool MA3465, 4.00% due 9/1/2038	1,890,158	1,993,775
	Pool MA3557, 4.00% due 1/1/2029	2,142,023	2,242,669
	Pool MA3681, 3.00% due 6/1/2034	2,024,121	2,074,925
	Pool MA3826, 3.00% due 11/1/2029	2,929,873	3,018,060
	Federal National Mtg Assoc., CMO,
[b]	Series 2015-SB5 Class A10, 3.15% (LIBOR 1 Month + 3.15%) due 9/25/2035	982,705	1,011,751
[b]	Series 2018-SB47 Class A5H, 2.92% (LIBOR 1 Month + 2.92%) due 1/25/2038	1,304,702	1,320,278
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	5,601	5,840
[c]	Series 2009-17 Class AH, 0.609% due 3/25/2039	329,624	282,348
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	3,908	3,944
	Series 2011-70 Class CA, 3.00% due 8/25/2026	2,476,251	2,469,403
	Series 2012-20 Class VT, 3.50% due 3/25/2025	2,249,445	2,265,109
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,400,766	1,426,277
[b]	Series 2013-81 Class FW, 2.092% (LIBOR 1 Month + 0.30%) due 1/25/2043	2,098,233	2,077,115
[b]	Series 2013-92 Class FA, 2.342% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,520,908	1,523,915
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	998,053	1,023,511
	Government National Mtg Assoc.,
[c]	Pool 751388, 5.31% due 1/20/2061	158,694	158,738
[c]	Pool 751392, 5.00% due 2/20/2061	4,136,017	4,264,312
[b]	Pool 894205, 3.25% (H15T1Y + 1.50%) due 8/20/2039	328,233	339,075
[b]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	450,841	466,166
	Pool MA0907, 2.00% due 4/20/2028	1,609,883	1,596,299
	Government National Mtg Assoc., CMO,
	Series 2010-160 Class VY, 4.50% due 1/20/2022	223,808	228,209
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,641,126	2,695,561
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	380,731	381,678
	Total Mortgage Backed (Cost $146,923,224)		148,194,704
	Corporate Bonds — 1.7%
	Telecommunication Services — 1.7%
	Wireless Telecommunication Services — 1.7%
	Sprint Communications, Inc., 9.25% due 4/15/2022	3,500,000	3,998,750
			3,998,750
	Total Corporate Bonds (Cost $3,970,368)		3,998,750
	Short-Term Investments — 6.7%
	Bank of New York Tri-Party Repurchase Agreement, 1.66% dated 12/31/2019 due 1/2/2020, repurchase price $9,000,830 collateralized by 8 U.S. Government debt securities, having an average coupon of 4.04%, a minimum credit rating of BBB-, maturity dates from 5/20/2026 to 11/20/2048, and having an aggregate market value of $9,145,720 at 12/31/2019	9,000,000	9,000,000
	Federal Agricultural Mortgage Corp., Discount Notes, 1.166% due 1/2/2020	3,500,000	3,499,888
	Federal Home Loan Bank Discount Notes, 1.166% due 1/3/2020	3,633,000	3,632,768
	Total Short-Term Investments (Cost $16,132,656)		16,132,656
	Total Investments — 100.2% (Cost $240,076,300)		$241,700,684
	Liabilities Net of Other Assets — (0.2)%		(559,046)
	Net Assets — 100.0%		$241,141,638

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	Variable rate coupon, rate shown as of December 31, 2019
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2019.
e	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.